Stock-based Compensation - Summary of RSA Activity (Details) - Restricted Stock Award (RSA) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Equivalent, Non-vested, Beginning Balance	8,407	12,610
Share Equivalent, Vested	(4,203)	(4,203)
Share Equivalent, Non-vested, Ending Balance	4,204	8,407
Weighted-Average Grant Date Fair Value, Non-vested, Beginning Balance	$ 1.35	$ 1.35
Weighted-Average Grant Date Fair Value, Non-vested, Vested	1.35	1.35
Weighted-Average Grant Date Fair Value, Non-vested, Ending Balance	$ 1.35	$ 1.35